Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases
15.	Leases
As of March 31, 2020 and 2021, the Company has operating leases recorded on its consolidated balance sheet for certain office spaces and facilities that expire on various dates through 2026. The Company does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. All of the Company’s leases qualify as operating leases.

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Assets
Operating lease right-of-use assets	14,951	29,234

Liabilities
Operating lease liabilities, current	7,969	8,063
Operating lease liabilities, non-current	5,375	19,997

Weighted average remaining lease term (years)	1.52	3.70
Weighted average discount rate	5.82%	6.47%
Information related to operating lease activity during the years ended March 31, 2019, 2020 and 2021 are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Operating lease right-of-use assets obtained in exchange for lease obligations	19,570	10,051	25,970

Operating lease rental expense
Amortization of right-of-use assets	17,919	15,708	11,687
Interest of lease liabilities	1,636	1,353	1,596

	19,555	17,061	13,283

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Operating lease payments (included in measurement of lease liabilities)	19,284	18,183	12,850

Maturities of lease liabilities were as follows:

Year ended March 31, 2021
RMB
For the year ending March 31,
2022	11,213
2023	6,589
2024	5,837
2025	6,568
2026 and thereafter	2,949

Total lease payments	33,156
Less: imputed interest	(5,096)

Total	28,060